INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2011	2010
MTS Belarus—equity investment	$176,659	$227,130
MTS Belarus—loan receivable	—	3,000
Intellect Telecom—equity investment	11,388	11,662

Total investments in and advances to associates	$188,047	$241,792

Schedule of financial position and results of operations of associates

The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$417,555	$527,609
Total liabilities	92,884	72,533
Net income	107,533	145,707

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011 MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with NBV of $0.8 million, thus increasing its share in Intellect Telecom to 49.95%.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$19,210	$25,227
Total liabilities	3,110	34,180
Net loss	6,765	6,831